Share-based remuneration schemes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sharebased payment arrangements [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period	1,953,016	1,782,127	2,054,531
Number of share options granted in share-based payment arrangement	543,320	653,611	702,675
Number of share options settled in sharebased payment arrangement	(538,868)	(277,493)	(356,958)
Number of share options resigned and other actiond in sharebased payment arrangement	(200,618)	(192,425)	(526,552)
Number of share options exercised in share-based payment arrangement	(27,098)	(12,804)	(91,569)
Number of share options outstanding in share-based payment arrangement at end of period	1,729,752	1,953,016	1,782,127